COSTS AND EXPENSES (INCOME) - Fair value losses (gains) on financial instruments (Details) CAD in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Nov. 17, 2016 USD ($)	Nov. 17, 2016 CAD
Fair value losses (gains) on financial instruments
Foreign exchange forward contracts, net	CAD 823	CAD (2,394)
Interest rate caps		79
Contingent consideration		3,465
Fair value losses on financial instruments	823	1,150
Non-controlling interests	CAD 1,248	CAD 1,529
Carrying value
Fair value losses (gains) on financial instruments
Non-controlling interests			$ (6.6)	CAD (8,800)